Offsetting of financial assets and financial liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Disclosure of offsetting of financial assets and financial liabilities

Offsetting of financial assets and financial liabilities
	Amounts subject to enforceable netting arrangements						Amounts not subject to enforceable netting arrangements[2]	Total
				Amounts not set off in the balance sheet
	Gross amounts	Amounts offset	Net amounts in the balance sheet	Financial instruments, including non-cash collateral[1]	Cash collateral	Net amount
	$m	$m	$m	$m	$m	$m	$m	$m
Financial assets
Derivatives (Note 15)[3]	419,006	(140,987)	278,019	(236,373)	(36,486)	5,160	6,127	284,146
Reverse repos, stock borrowing and similar agreements classified as:[4]
– trading assets	24,372	(236)	24,136	(24,106)	(29)	1	1,367	25,503
– non-trading assets	335,193	(102,888)	232,305	(231,432)	(449)	424	21,689	253,994
Loans and advances to customers[5]	28,337	(12,384)	15,953	(13,166)	—	2,787	267	16,220
At 31 Dec 2022	806,908	(256,495)	550,413	(505,077)	(36,964)	8,372	29,450	579,863

Derivatives (Note 15)[3]	244,694	(53,378)	191,316	(151,304)	(36,581)	3,431	5,566	196,882
Reverse repos, stock borrowing and similar agreements classified as:[4]
– trading assets	21,568	(222)	21,346	(21,272)	(71)	3	1,729	23,075
– non-trading assets	353,066	(136,932)	216,134	(215,769)	(165)	200	25,731	241,865
Loans and advances to customers[5]	27,045	(10,919)	16,126	(13,065)	—	3,061	327	16,453
At 31 Dec 2021	646,373	(201,451)	444,922	(401,410)	(36,817)	6,695	33,353	478,275

Financial liabilities
Derivatives (Note 15)[3]	419,994	(140,987)	279,007	(239,235)	(29,276)	10,496	6,757	285,764
Repos, stock lending and similar agreements classified as:[4]
– trading liabilities	20,027	(236)	19,791	(19,790)	—	1	4	19,795
– non-trading liabilities	206,827	(102,888)	103,939	(103,296)	(249)	394	23,808	127,747
Customer accounts[6]	37,164	(12,384)	24,780	(13,166)	—	11,614	14	24,794
At 31 Dec 2022	684,012	(256,495)	427,517	(375,487)	(29,525)	22,505	30,583	458,100

Derivatives (Note 15)[3]	239,597	(53,378)	186,219	(163,359)	(18,225)	4,635	4,845	191,064
Repos, stock lending and similar agreements classified as:[4]
– trading liabilities	13,540	(222)	13,318	(13,318)	—	—	17	13,335
– non-trading liabilities	235,042	(136,932)	98,110	(97,816)	(203)	91	28,560	126,670
Customer accounts[6]	40,875	(10,919)	29,956	(13,065)	—	16,891	17	29,973
At 31 Dec 2021	529,054	(201,451)	327,603	(287,558)	(18,428)	21,617	33,439	361,042
1    The disclosure has been enhanced in 2022 to support consistency across Group entities. All financial instruments (whether recognised on our balance sheet or as non-cash collateral received or pledged) are presented within ‘financial instruments, including non-cash collateral‘, as balance sheet classification has no effect on the rights of offset associated with financial instruments. Comparative data have been re-presented accordingly.
2 These exposures continue to be secured by financial collateral, but we may not have sought or been able to obtain a legal opinion evidencing enforceability of the right of offset.
3 At 31 December 2022, the amount of cash margin received that had been offset against the gross derivatives assets was $8,357m (2021: $4,469m). The amount of cash margin paid that had been offset against the gross derivatives liabilities was $10,918m (2021: $9,479m).
4    For the amount of repos, reverse repos, stock lending, stock borrowing and similar agreements recognised on the balance sheet within ‘Trading assets’ of $25,503m (2021: $23,075m) and ‘Trading liabilities’ of $19,795m (2021: $13,335m), see the ‘Funding sources and uses’ table on page 242.
5    At 31 December 2022, the total amount of ‘Loans and advances to customers’ was $924,854m (2021: $1,045,814m), of which $15,953m (2021: $16,126m) was subject to offsetting.
6    At 31 December 2022, the total amount of ‘Customer accounts’ was $1,570,303m (2021: $1,710,574m), of which $24,780m (2021: $29,956m) was subject to offsetting.